Finance Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income and Expenses
Schedule of finance income and expenses

	2024	2023
Finance income
Interest	$60.6	$52.3
	$60.6	$52.3
Finance expenses
Standby charges	$2.1	$2.3
Amortization of debt issue costs	0.4	0.5
Accretion of lease liabilities	0.1	0.1
	$2.6	$2.9